Vessels (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Vessels (Table)

Year	Lease Commitment
July 1 to December 31, 2020	9,862
2021	19,694
2022	19,661
2023	10,656
2024	10,656

Minimum net lease payments	70,529
Less: present value discount	(8,639)

Total Obligations under operating lease (current and non-current portion)	61,890